COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Rental due in Future Periods
The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2012:

(In Thousands)
2013	$729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$4,789